SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I: Condensed Financial Information of Puget Energy
SCHEDULE I:  CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY

Puget Energy
Condensed Statements of Income
(Dollars in Thousands)

			Successor	Predecessor
	Year Ended December 31,		February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
	2011	2010
Equity in earnings of subsidiary [1]	$228,288	$92,700	$231,978	$31,611
Non-utility expense and other	(2,280)	(1,895)	(1,526)	(4)
Merger and related costs	—	—	(2,731)	(20,416)
Other income (deductions):
Charitable foundation contributions	—	—	(5,000)	—
Unhedged interest rate derivative expense	(28,601)	(7,955)	—	—
Interest income	215	260	240	25
Interest expense	(131,702)	(86,304)	(80,193)	—
Income taxes	57,370	33,505	31,247	1,540
Net income	$123,290	$30,311	$174,015	$12,756
_______________

1
Equity earnings of subsidiary included earnings from PSE of $204.1 million and $26.1 million for the years ended December 31, 2011 and 2010, respectively, and purchase accounting adjustments recorded at Puget Energy for PSE of $24.2 million and $66.6 million for the years ended December 31, 2011 and 2010, respectively.

See accompanying notes to the consolidated financial statements.

Puget Energy
Condensed Balance Sheets
(Dollars in Thousands)

	December 31,
	2011	2010
Assets:
Investment in subsidiaries [1]	$3,314,195	$3,063,356
Other property and investments:
Goodwill	1,656,513	1,656,513
Current assets:
Cash	6,224	237
Receivables from affiliates [2]	30,291	23,509
Income taxes	—	14,069
Deferred income taxes	8,824	10,516
Total current assets	45,339	48,331
Long-term assets:
Deferred income taxes	117,110	71,967
Other	13,544	8,267
Total long-term assets	130,654	80,234
Total assets	$5,146,701	$4,848,434
Capitalization and liabilities:
Common equity	$3,300,923	$3,322,912
Long-term debt	1,779,844	1,463,039
Total capitalization	5,080,767	4,785,951
Current liabilities:
Interest	13,525	4,480
Unrealized loss on derivative instruments	25,210	30,047
Total current liabilities	38,735	34,527
Long-term liabilities:
Unrealized loss on derivative instruments	27,199	27,956
Total long-term liabilities	27,199	27,956
Total capitalization and liabilities	$5,146,701	$4,848,434
_______________

1	Investment in subsidiaries for successor include Puget Energy business combination accounting adjustments under ASC 805 that are recorded at Puget Energy

2	Eliminated in consolidation.

See accompanying notes to the consolidated financial statements.
Puget Energy
Condensed Statements of Cash Flows
(Dollars in Thousands)

			Successor	Predecessor
	Year Ended December 31,		February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
	2011	2010
Operating activities:
Net income	$123,290	$30,311	$174,015	$12,756
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Unrealized gain on derivative instruments	33,549	(3,599)	—	—
Deferred income taxes and tax credits - net	(57,151)	(52,364)	(7,886)	—
Equity in earnings of subsidiary [1]	(228,288)	(92,700)	(231,978)	(31,611)
Other	12,837	18,169	3,153	(14)
Dividends received from subsidiaries	212,875	186,733	183,071	—
Accounts receivable	618	(891)	—	—
Income taxes	14,069	20,601	(21,951)	(1,539)
Accounts payable	—	(48)	(88,912)	—
Affiliated payables	—	—	—	20,015
Accrued interest	9,045	(926)	5,406	—
Net cash provided by (used in) operating activities	120,844	105,286	14,918	(393)
Investing activities:
Investment in subsidiaries	(287,000)	—	(25,960)	—
(Increase) decrease in loan to subsidiaries	(7,400)	300	2,828	346
Net cash provided by (used in) investing activities	(294,400)	300	(23,132)	346
Financing activities:
Dividends paid	(117,441)	(104,311)	(121,178)	—
Issuance of bond	787,000	450,000	50,211	—
Redemption of term-loan	(484,000)	(443,000)	—	—
Issue costs	(6,016)	(8,157)	(6,428)	—
Net cash provided by (used in) by financing activities	179,543	(105,468)	(77,395)	—
Increase (decrease) in cash	5,987	118	(85,609)	(47)
Cash at beginning of year	237	119	85,728	57
Cash at end of year	$6,224	$237	$119	$10
_______________

1
Equity earnings of subsidiary included earnings from PSE of $204.1 million and $26.1 million for the years ended December 31, 2011 and 2010, respectively, and purchase accounting adjustments recorded at Puget Energy for PSE of $24.2 million and $66.6 million for the years ended December 31, 2011 and 2010, respectively.

See accompanying notes to the consolidated financial statements.